Common Stock - Summary of Common Stock Issuances (Details) (Parenthetical) - shares	Apr. 14, 2017	Jan. 19, 2015
Asia Innovation Technology Limited [Member]
Number of restricted common stock shares issued to purchase of assets		950,000,000
Percentage of restricted common stock purchased in acquisition		100.00%
Sino King Management Limited [Member]
Number of restricted common stock shares issued to purchase of assets	600,000,000
Percentage of restricted common stock purchased in acquisition	100.00%